UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

FORM N-Q

MARCH 31, 2012

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 2.6%
Aisin Seiki Co., Ltd.	22,000	$772,405
Continental AG	13,611	1,284,687	*
GKN PLC	292,569	964,475
Hankook Tire Co., Ltd.	16,540	612,376
Hyundai Mobis	3,967	1,003,085
Nokian Renkaat OYJ	24,605	1,199,085
Sumitomo Rubber Industries Inc.	103,700	1,376,903
Valeo SA	14,085	738,633

Total Auto Components		7,951,649

Automobiles - 3.8%
Bayerische Motoren Werke AG	6,586	592,288
DaimlerChrysler AG, Registered Shares	46,939	2,830,260
Hyundai Motor Co.	7,683	1,579,929
Kia Motors Corp.	23,899	1,562,964
Nissan Motor Co., Ltd.	140,100	1,491,218
Renault SA	28,098	1,481,172
Toyota Motor Corp.	42,975	1,853,579

Total Automobiles		11,391,410

Diversified Consumer Services - 0.5%
Benesse Holdings Inc.	29,100	1,450,254

Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	93,716	982,587
Paddy Power PLC	15,555	979,612

Total Hotels, Restaurants & Leisure		1,962,199

Household Durables - 0.5%
Sekisui Chemical Co., Ltd.	172,000	1,492,038

Leisure Equipment & Products - 0.5%
Nikon Corp.	52,300	1,587,261

Media - 1.1%
British Sky Broadcasting Group PLC	79,603	860,718
ITV PLC	1,176,652	1,662,796
Modern Times Group, Class B Shares	13,471	741,986

Total Media		3,265,500

Specialty Retail - 0.5%
Yamada Denki Co., Ltd.	22,830	1,426,013

Textiles, Apparel & Luxury Goods - 0.2%
Christian Dior SA	4,505	691,257

TOTAL CONSUMER DISCRETIONARY		31,217,581

CONSUMER STAPLES - 8.1%
Beverages - 0.5%
Diageo PLC	68,453	1,645,097

Food & Staples Retailing - 2.6%
Alimentation Couche-Tard Inc., Class B Shares	56,300	1,848,539
Distribuidora Internacional de Alimentacion SA	301,298	1,493,643	*
FamilyMart Co., Ltd.	40,000	1,691,434
Koninklijke Ahold NV	147,988	2,050,690
William Morrison Supermarkets PLC	182,802	871,328

Total Food & Staples Retailing		7,955,634

Food Products - 3.6%
Danone SA	18,600	1,297,396
Nestle SA, Registered Shares	69,874	4,396,636
Nippon Meat Packers Inc.	66,000	838,057
Suedzucker AG	41,320	1,315,715
Tate & Lyle PLC	115,250	1,299,615
Toyo Suisan Kaisha Ltd.	36,000	934,686
Unilever NV, CVA	25,427	865,264

Total Food Products		10,947,369

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Personal Products - 0.5%
Kao Corp.	55,000	$1,443,277

Tobacco - 0.9%
British American Tobacco PLC	26,926	1,356,862
Imperial Tobacco Group PLC	29,783	1,207,622

Total Tobacco		2,564,484

TOTAL CONSUMER STAPLES		24,555,861

ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
BG Group PLC	175,133	4,056,216
BP PLC	721,256	5,336,207
China Petroleum & Chemical Corp., Class H Shares	612,000	665,941
CNOOC Ltd.	446,000	916,633
Eni SpA	118,848	2,788,148
Idemitsu Kosan Co., Ltd.	8,500	847,227
JX Holdings Inc.	178,800	1,108,184
Pacific Rubiales Energy Corp.	37,200	1,086,779
Repsol YPF, SA	35,700	895,602
Royal Dutch Shell PLC, Class A Shares	82,281	2,880,626
Royal Dutch Shell PLC, Class B Shares	72,862	2,563,360
Statoil ASA	32,191	873,915
TonenGeneral Sekiyu KK	152,000	1,399,348
Total SA	61,403	3,131,594
Yanzhou Coal Mining Co., Ltd., Class H Shares	406,000	882,524

TOTAL ENERGY		29,432,304

FINANCIALS - 20.9%
Capital Markets - 1.4%
Deutsche Bank AG, Registered Shares	27,738	1,380,067
Nomura Holdings Inc.	323,300	1,429,598
UBS AG, Registered Shares	109,125	1,529,225	*

Total Capital Markets		4,338,890

Commercial Banks - 12.7%
ABSA Group Ltd.	34,119	693,855
Aozora Bank Ltd.	240,000	693,005
Australia & New Zealand Banking Group Ltd.	126,597	3,050,211
Banco Bilbao Vizcaya Argentaria SA	204,843	1,630,179
Banco Santander SA	330,299	2,541,798
Bank of China Ltd.	1,495,000	600,653
Banque Cantonale Vaudoise	2,128	1,127,413
Barclays PLC	577,954	2,174,740
BNP Paribas SA	27,231	1,292,012
BOC Hong Kong Holdings Ltd.	252,000	696,074
China Construction Bank, Class H Shares	784,000	606,762
Commonwealth Bank of Australia	50,949	2,644,053
DNB NOR ASA	107,200	1,377,943
Gunma Bank Ltd.	176,000	941,984
HSBC Holdings PLC	656,596	5,826,654
Mitsubishi UFJ Financial Group Inc.	219,700	1,093,590
National Australia Bank Ltd.	121,244	3,089,528
Nordea Bank AB	106,700	970,103
Resona Holdings Inc.	197,100	907,274
Skandinaviska Enskilda Banken AB	103,423	734,738
Standard Chartered PLC	107,896	2,692,244
Sumitomo Mitsui Financial Group Inc.	18,400	605,330
Svenska Handelsbanken AB	25,289	806,169
Swedbank AB, Class A Shares	44,822	696,469
Westpac Banking Corp.	54,137	1,227,543

Total Commercial Banks		38,720,324

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Consumer Finance - 0.3%
ORIX Corp.	8,100	$773,106

Diversified Financial Services - 0.3%
OKO Bank PLC	70,323	778,924

Insurance - 4.9%
Allianz AG, Registered Shares	13,901	1,658,752
Aviva PLC	160,091	848,858
AXA SA	39,672	657,678
Baloise Holding AG	14,653	1,180,097
Hannover Rueckversicherung AG	14,793	878,748
Legal & General Group PLC	421,734	881,655
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	1,806,734
Old Mutual PLC	258,913	656,813
PICC Property & Casualty Co., Ltd.	546,000	649,669
SCOR SE	50,201	1,356,469
Sony Financial Holdings Inc.	59,300	1,053,171
Standard Life PLC	235,745	866,140
Suncorp Group Ltd.	116,711	1,015,518
Tokio Marine Holdings Inc.	47,700	1,308,768

Total Insurance		14,819,070

Real Estate Investment Trusts (REITs) - 0.2%
Japan Retail Fund Investment Corp.	464	688,964

Real Estate Management & Development - 1.1%
China Overseas Land & Investment Ltd.	642,000	1,218,598
Daito Trust Construction Co., Ltd.	14,900	1,337,526
Wheelock & Co., Ltd.	258,000	775,772

Total Real Estate Management & Development		3,331,896

TOTAL FINANCIALS		63,451,174

HEALTH CARE - 9.7%
Health Care Providers & Services - 0.6%
Fresenius SE & Co. KGaA	7,257	744,192
Miraca Holdings Inc.	28,600	1,116,081

Total Health Care Providers & Services		1,860,273

Pharmaceuticals - 9.1%
AstraZeneca PLC	78,892	3,506,760
Bayer AG, Registered Shares	33,909	2,385,136
Dainippon Sumitomo Pharma Co., Ltd.	77,500	821,161
GlaxoSmithKline PLC	199,675	4,460,147
Merck KGaA	10,500	1,162,039
Novartis AG, Registered Shares	66,136	3,660,302
Novo Nordisk A/S, Class B Shares	20,282	2,808,109
Roche Holding AG	30,672	5,337,954
Sanofi	22,543	1,750,719
Shionogi & Co., Ltd.	63,500	877,661
Teva Pharmaceutical Industries Ltd., ADR	18,500	833,610

Total Pharmaceuticals		27,603,598

TOTAL HEALTH CARE		29,463,871

INDUSTRIALS - 12.2%
Air Freight & Logistics - 0.3%
Toll Holdings Ltd.	133,612	812,419

Airlines - 0.3%
Cathay Pacific Airways Ltd.	394,000	728,582

Building Products - 0.3%
Compagnie de Saint-Gobain	21,714	969,724

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.4%
Societe BIC SA	12,939	$1,298,397

Construction & Engineering - 2.3%
China Communications Construction Co., Ltd., Class H Shares	1,596,000	1,594,859
Daelim Industrial Co.	9,438	1,020,392
Kajima Corp.	331,000	1,007,756
Koninklijke Boskalis Westminster NV	37,393	1,404,618
Outotec OYJ	18,855	956,337
Vinci SA	20,215	1,054,165

Total Construction & Engineering		7,038,127

Electrical Equipment - 0.5%
ABB Ltd.	42,837	878,854	*
Prysmian S.p.A.	36,068	634,009

Total Electrical Equipment		1,512,863

Industrial Conglomerates - 3.0%
Cookson Group PLC	111,330	1,230,481
DCC PLC	35,053	867,917
Fraser and Neave Ltd.	322,000	1,716,240
Jardine Matheson Holdings Ltd.	27,200	1,360,000
SembCorp Industries Ltd.	241,000	1,012,275
Siemens AG, Registered Shares	19,635	1,979,490
Wendel Investissement	12,448	1,063,351

Total Industrial Conglomerates		9,229,754

Machinery - 2.2%
Atlas Copco AB, Class A Shares	50,746	1,228,035
Fiat Industrial SpA	68,640	732,361	*
Ishikawajima-Harima Heavy Industries Co., Ltd.	458,000	1,156,482
Kurita Water Industries Ltd.	34,200	837,956
Metso Corp.	28,220	1,206,266
NGK Insulators Ltd.	56,000	799,033
Sumitomo Heavy Industries Ltd.	142,000	789,175

Total Machinery		6,749,308

Professional Services - 0.4%
WS Atkins PLC	104,736	1,229,636

Road & Rail - 0.6%
Central Japan Railway Co.	145	1,194,757
FirstGroup PLC	153,863	584,989

Total Road & Rail		1,779,746

Trading Companies & Distributors - 1.9%
Itochu Corp.	215,100	2,346,687
Marubeni Corp.	157,000	1,132,403
Rexel SA	28,749	633,610
Sojitz Corp.	853,100	1,525,418

Total Trading Companies & Distributors		5,638,118

TOTAL INDUSTRIALS		36,986,674

INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.4%
Telefonaktiebolaget LM Ericsson, Class B Shares	95,885	993,518

Electronic Equipment, Instruments & Components - 2.4%
Hitachi Ltd.	466,000	2,989,562
Ibiden Co., Ltd.	51,000	1,304,422
LG.Philips LCD Co., Ltd.	45,150	1,055,977	*
Spectris PLC	67,315	1,941,297

Total Electronic Equipment, Instruments & Components		7,291,258

IT Services - 0.5%
NTT Data Corp.	453	1,592,095

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Office Electronics - 0.8%
Canon Inc.	28,400	$1,341,597
Konica Minolta Holdings Inc.	81,500	711,907
Neopost SA	6,900	443,746

Total Office Electronics		2,497,250

Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	20,256	1,012,538
Samsung Electronics Co., Ltd.	725	815,829

Total Semiconductors & Semiconductor Equipment		1,828,367

Software - 0.7%
SAP AG	30,502	2,130,031

TOTAL INFORMATION TECHNOLOGY		16,332,519

MATERIALS - 10.2%
Chemicals - 3.2%
Arkema	16,282	1,517,248
BASF SE	38,750	3,389,748
Lanxess AG	21,897	1,810,065
Mitsubishi Gas Chemical Co. Inc.	183,000	1,222,653
Syngenta AG	3,217	1,112,247	*
Yara International ASA	13,010	620,487

Total Chemicals		9,672,448

Construction Materials - 0.5%
Anhui Conch Cement Co., Ltd., Class H Shares	446,500	1,411,564

Metals & Mining - 6.2%
Anglo American PLC	38,330	1,432,788
ArcelorMittal	32,646	623,928
BHP Billiton Ltd.	142,173	5,097,010
BHP Billiton PLC	95,130	2,902,462
Grupo Mexico SA de CV, Series B Shares	176,051	555,930
Iluka Resources Ltd.	51,672	952,200
Jiangxi Copper Co., Ltd., Class H Shares	585,000	1,345,442
Rio Tinto Ltd.	17,027	1,153,487
Rio Tinto PLC	70,339	3,877,002
Voestalpine AG	30,291	1,018,663

Total Metals & Mining		18,958,912

Paper & Forest Products - 0.3%
Nippon Paper Group Inc.	51,200	1,065,816

TOTAL MATERIALS		31,108,740

TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.3%
BT Group PLC	668,578	2,421,102
France Telecom SA	142,372	2,108,634
Nippon Telegraph & Telephone Corp.	31,600	1,433,587
TDC A/S	210,461	1,530,694
Telecom Italia SpA	909,392	1,081,261
Telefonica SA	39,457	646,483
Telstra Corp., Ltd.	263,576	898,253

Total Diversified Telecommunication Services		10,120,014

Wireless Telecommunication Services - 3.3%
America Movil SAB de CV, Series L Shares, ADR	42,600	1,057,758
KDDI Corp.	247	1,599,517
Mobile TeleSystems, ADR	53,800	986,692
Tim Participacoes SA, ADR	51,024	1,646,034
Vodacom Group Ltd.	127,783	1,801,555
Vodafone Group PLC	1,107,999	3,051,807

Total Wireless Telecommunication Services		10,143,363

TOTAL TELECOMMUNICATION SERVICES		20,263,377

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
UTILITIES - 3.7%
Electric Utilities - 2.1%
Cheung Kong Infrastructure Holdings Ltd.	166,000	$1,007,900
E.ON AG	87,565	2,097,466
Energias de Portugal SA	300,419	873,858
Hokkaido Electric Power Co. Inc.	70,900	1,040,758
Terna SpA	322,450	1,296,175

Total Electric Utilities		6,316,157

Gas Utilities - 0.5%
Snam Rete Gas SpA	298,750	1,436,785

Independent Power Producers & Energy Traders - 0.2%
Drax Group PLC	91,559	797,413

Multi-Utilities - 0.9%
GDF Suez	66,789	1,725,411
National Grid PLC	112,677	1,136,331

Total Multi-Utilities		2,861,742

TOTAL UTILITIES		11,412,097

TOTAL COMMON STOCKS (Cost - $280,509,979)		294,224,198

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
ProSiebenSat.1 Media AG	26,729	686,946

FINANCIALS - 1.0%
Commercial Banks - 1.0%
Banco Bradesco SA	93,830	1,639,179
Itau Unibanco Holding SA	72,700	1,391,115

TOTAL FINANCIALS		3,030,294

MATERIALS - 0.2%
Metals & Mining - 0.2%
Vale SA	27,800	631,399

TOTAL PREFERRED STOCKS (Cost - $4,503,797)		4,348,639

TOTAL INVESTMENTS - 98.2% (Cost - $285,013,776#)		298,572,837
Other Assets in Excess of Liabilities - 1.8%		5,432,170

TOTAL NET ASSETS - 100.0%		$304,005,007

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

Summary of Investments by Country †

United Kingdom	21.9%
Japan	19.6
Germany	9.4
France	7.8
Australia	6.7
Switzerland	6.4
China	3.0
Netherlands	2.8
Italy	2.7
South Korea	2.6
Spain	2.4
Sweden	2.1
Brazil	1.8
Hong Kong	1.5
Denmark	1.4
Finland	1.4
Canada	1.0
Norway	1.0
Singapore	0.9
South Africa	0.8
Ireland	0.6
Mexico	0.5
Austria	0.3
Bermuda	0.3
Russia	0.3
Portugal	0.3
Israel	0.3
Luxembourg	0.2

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective April 30, 2012, the Fund reorganized as a new series of a Maryland statutory trust, the Legg Mason Global Asset Management Trust, which is registered under the 1940 Act as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$294,224,198	—	—	$294,224,198
Preferred stocks	4,348,639	—	—	4,348,639

Total long-term investments	$298,572,837	—	—	$298,572,837

Other financial instruments:
Forward Currency Contracts	—	$38,846	—	$38,846

Total	$298,572,837	$38,846	—	$298,611,683

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Currency Contracts	—	$116,940	—	$116,940

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2012, securities valued at $4,145,978 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were no longer applied.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2012, the Fund held forward foreign currency with credit related contingent features which had a liability position of $116,940. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,694,955
Gross unrealized depreciation	(16,135,894)

Net unrealized appreciation	$13,559,061

At March 31, 2012, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell:
Euro	State Street Bank & Trust Co.	6,264,000	$8,355,040	4/20/12	$(116,940)
Japanese Yen	State Street Bank & Trust Co.	490,527,000	5,927,547	4/20/12	38,846

Net unrealized loss on open forward foreign currency contracts					$(78,094)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2012.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Risk	$38,846	$(116,940)	$(78,094)

During the period ended March 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to sell)	$9,230,309

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012